                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-21319

EXACT NAME OF REGISTRANT AS SPECIFIED
IN CHARTER:                             Calamos Convertible and High Income Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 2020 Calamos Court, Naperville
                                        Illinois 60563

NAME AND ADDRESS OF AGENT FOR SERVICE:  James S. Hamman, Jr., Secretary,
                                        Calamos Advisors, LLC,
                                        2020 Calamos Court,
                                        Naperville, Illinois
                                        60563

REGISTRANT'S TELEPHONE NUMBER,
INCLUDING AREA CODE: (630) 245-7200

DATE OF FISCAL YEAR END: October 31, 2006

DATE OF REPORTING PERIOD: January 31, 2006

                    CALAMOS CONVERTIBLE AND HIGH INCOME FUND

ITEM 1. SCHEDULE OF INVESTMENTS January 31, 2006 (UNAUDITED)

                        CONVERTIBLE AND HIGH INCOME FUND

SCHEDULE OF INVESTMENTS JANUARY 31, 2006 (UNAUDITED)

 PRINCIPAL
   AMOUNT                                                               VALUE
-----------                                                         ------------
CORPORATE BONDS (79.2%)
                  CONSUMER DISCRETIONARY (17.8%)
$ 2,654,000       Asbury Automotive Group, Inc.
                  9.000%, 06/15/12                                  $  2,707,080
  8,847,000       Beazer Homes USA, Inc.
                  8.375%, 04/15/12                                     9,289,350
  4,424,000       Broder Bros. Co.
                  11.250%, 10/15/10                                    4,368,700
  4,424,000       DEX Media, Inc.
                  8.000%, 11/15/13                                     4,567,780
  1,548,000       DIRECTV Financing Company, Inc.
                  8.375%, 03/15/13                                     1,667,970
  5,574,000       EchoStar Communications Corp.*
                  7.125%, 02/01/16                                     5,525,227
    796,000       EchoStar DBS Corporation
                  6.625%, 10/01/14                                       776,100
 10,715,000   GBP EMI Group, PLC++
                  9.750%, 05/20/08                                    20,666,988
    708,000       General Motors Corp.
                  7.125%, 07/15/13                                       552,240
                  Goodyear Tire & Rubber Company@
  6,193,000       7.857%, 08/15/11                                     6,069,140
  4,424,000       7.000%, 03/15/28                                     3,716,160
  3,340,000       GSC Holdings Corp.(Gamestop,
                  Inc.)*@
                  8.000%, 10/01/12                                     3,260,675
  8,228,000       Hasbro, Inc.
                  6.600%, 07/15/28                                     8,213,264
  5,574,000       Houghton Mifflin Company@
                  9.875%, 02/01/13                                     6,047,790
  3,539,000       IMAX Corp.
                  9.625%, 12/01/10                                     3,636,322
  4,424,000       Interpublic Group of Companies,
                  Inc.
                  7.250%, 08/15/11                                     4,180,680
  4,424,000       Intrawest Corp.
                  7.500%, 10/15/13                                     4,556,720
                  J.C. Penney Company, Inc.
  1,769,000       9.000%, 08/01/12                                     2,077,542
  1,327,000       7.650%, 08/15/16@                                    1,505,061
  3,981,000       Jarden Corp.
                  9.750%, 05/01/12                                     4,000,905
  2,840,000       Kellwood Company
                  7.625%, 10/15/17                                     2,559,743
  3,097,000       Landry's Restaurants, Inc.@
                  7.500%, 12/15/14                                     2,942,150
  2,654,000       Mandalay Resort Group@
                  7.625%, 07/15/13                                     2,799,970
  1,327,000       NCL Holding, ASA
                  10.625%, 07/15/14                                    1,395,009
 10,465,000       Oxford Industries, Inc.
                  8.875%, 06/01/11                                    10,765,869
    885,000       Pinnacle Entertainment, Inc.
                  8.250%, 03/15/12                                       920,400
  2,654,000       Rent-A-Center, Inc.
                  7.500%, 05/01/10                                     2,574,380
  3,318,000   CAD Rogers Cable, Inc.
                  7.250%, 12/15/11                                     2,999,090
$ 3,981,000   CAD Rogers Wireless, Inc.
                  7.625%, 12/15/11                                  $  3,748,407
 10,528,000       Royal Caribbean Cruises, Ltd.@
                  7.500%, 10/15/27                                    11,502,261
  4,424,000       Russell Corp.@
                  9.250%, 05/01/10                                     4,540,130
  7,609,000       Vail Resorts, Inc.
                  6.750%, 02/15/14                                     7,685,090
  6,193,000       Warnaco Group, Inc.@
                  8.875%, 06/15/13                                     6,657,475
                  Warner Music Group
  1,769,000   GBP 8.125%, 04/15/14                                     3,292,599
  1,769,000       7.375%, 04/15/14                                     1,773,422
                  WCI Communities, Inc.@
  5,751,000       7.875%, 10/01/13                                     5,635,980
  2,654,000       6.625%, 03/15/15                                     2,375,330
    442,000       William Lyon Homes, Inc.
                  10.750%, 04/01/13                                      459,680
    796,000       Wynn Las Vegas, LLC
                  6.625%, 12/01/14                                       779,085
                                                                    ------------
                                                                     172,791,764
                                                                    ------------
                  CONSUMER STAPLES (6.5%)
  1,769,000       Central Garden & Pet Company
                  9.125%, 02/01/13                                     1,866,295
  4,866,000       Chattem, Inc.
                  7.000%, 03/01/14                                     4,926,825
  3,981,000       Chiquita Brands International,
                  Inc.
                  7.500%, 11/01/14                                     3,523,185
  5,003,000       Del Monte Foods Company
                  8.625%, 12/15/12                                     5,328,195
                  Dole Food Company, Inc.
  4,285,000       8.875%, 03/15/11                                     4,365,344
  3,946,000       8.625%, 05/01/09@                                    4,049,582
  1,999,000       Gold Kist, Inc.
                  10.250%, 03/15/14                                    2,228,885
  1,859,000       Herbalife, Ltd.
                  9.500%, 04/01/11                                     2,012,368
 11,944,000       Jean Coutu Group, Inc.@
                  8.500%, 08/01/14                                    11,436,380
  3,981,000       NBTY, Inc.*
                  7.125%, 10/01/15                                     3,752,092
  3,539,000       Pinnacle Foods Holding@
                  8.250%, 12/01/13                                     3,423,983
  5,662,000       Playtex Products, Inc.
                  8.000%, 03/01/11                                     6,093,727
  4,866,000       Revlon, Inc.
                  9.500%, 04/01/11                                     4,501,050
  1,769,000       Smithfield Foods, Inc.@
                  7.750%, 05/15/13                                     1,868,506
  4,556,000       Spectrum Brands, Inc.@
                  8.500%, 10/01/13                                     3,929,550
                                                                    ------------
                                                                      63,305,967
                                                                    ------------
                  ENERGY (9.7%)
  7,963,000       Arch Western Finance, LLC@++
                  6.750%, 07/01/13                                     8,082,445
                  Chesapeake Energy Corp.@
  3,539,000       6.875%, 01/15/16                                     3,627,475

               See accompanying notes to Schedule of Investments

                        CONVERTIBLE AND HIGH INCOME FUND

SCHEDULE OF INVESTMENTS JANUARY 31, 2006 (UNAUDITED)

 PRINCIPAL
   AMOUNT                                                               VALUE
-----------                                                         ------------
$ 1,769,000       7.750%, 01/15/15                                  $  1,888,408
  2,654,000       Comstock Resources, Inc.
                  6.875%, 03/01/12                                     2,644,047
    796,000       Energy Partners, Ltd.
                  8.750%, 08/01/10                                       825,850
  4,424,000       Forest Oil Corp.@
                  8.000%, 12/15/11                                     4,866,400
                  Giant Industries, Inc.
  5,308,000       8.000%, 05/15/14                                     5,546,860
  1,769,000       11.000%, 05/15/12@                                   1,976,858
 10,042,000       Houston Exploration Company
                  7.000%, 06/15/13                                     9,941,580
  4,070,000       KCS Energy, Inc.
                  7.125%, 04/01/12                                     4,100,525
  2,420,000       Lone Star Technologies,
                  Inc.
                  9.000%, 06/01/11                                     2,562,175
  4,092,000       Paramount Resources Ltd.
                  8.500%, 01/31/13                                     4,265,910
                  Petroleo Brasileiro, SA@
  6,635,000       8.375%, 12/10/18                                     7,597,075
  4,424,000       9.125%, 07/02/13                                     5,213,684
 15,483,000       Premcor Refining Group,
                  Inc.
                  7.500%, 06/15/15                                    16,499,474
  2,654,000       Swift Energy Company
                  7.625%, 07/15/11                                     2,760,160
  5,751,000       Whiting Petroleum Corp.
                  7.250%, 05/01/12                                     5,901,964
  5,308,000       Williams Companies, Inc.
                  7.750%, 06/15/31                                     5,785,720
                                                                    ------------
                                                                      94,086,610
                                                                    ------------

                  FINANCIALS (5.0%)
                  E*TRADE Financial Corporation
  6,724,000       7.375%, 09/15/13                                     6,892,100
  4,778,000       7.875%, 12/01/15                                     5,016,900
  1,239,000       8.000%, 06/15/11*                                    1,294,755
  4,247,000       Fairfax Financial
                  Holdings, Ltd.@
                  7.750%, 04/26/12                                     4,034,650
                  Host Marriott Corp.@
  9,732,000       7.125%, 11/01/13                                    10,060,455
  1,858,000       9.250%, 10/01/07                                     1,978,770
 10,617,000       Leucadia National Corp.
                  7.000%, 08/15/13                                    10,617,000
                  Senior Housing Properties Trust
  4,424,000       8.625%, 01/15/12                                     4,877,460
  3,126,000       7.875%, 04/15/15                                     3,266,670
                                                                    ------------
                                                                      48,038,760
                                                                    ------------

                  HEALTH CARE (6.6%)
 14,399,000       Ameripath, Inc.@
                  10.500%, 04/01/13                                   15,262,940
 12,917,000       Bausch & Lomb, Inc.
                  7.125%, 08/01/28                                    13,761,074
  2,654,000       Beverly Enterprises, Inc.
                  7.875%, 06/15/14                                     2,932,670
    575,000       Bio-Rad Laboratories, Inc.
                  7.500%, 08/15/13                                       609,500
  1,991,000       Biovail Corp.
                  7.875%, 04/01/10                                     2,068,151
$   796,000       DaVita, Inc.
                  7.250%, 03/15/15                                  $    804,955
    619,000       Omnicare, Inc.@
                  6.875%, 12/15/15                                       622,869
  3,849,000       Psychiatric Solutions, Inc.
                  7.750%, 07/15/15                                     4,002,960
  5,751,000       Quintiles Transnational
                  Corp.
                  10.000%, 10/01/13                                    6,412,365
  8,936,000       Tenet Healthcare Corp.*
                  9.250%, 02/01/15                                     8,801,960
  2,384,000       Valeant Pharmaceuticals
                  International
                  7.000%, 12/15/11                                     2,348,240
  6,193,000       Vanguard Health Systems,
                  Inc.
                  9.000%, 10/01/14                                     6,564,580
                                                                    ------------
                                                                      64,192,264
                                                                    ------------

                  INDUSTRIALS (11.9%)
  2,433,000       Accuride Corp.
                  8.500%, 02/01/15                                     2,433,000
  5,308,000       American Airlines, Inc.
                  7.250%, 02/05/09                                     5,228,380
  2,212,000       Armor Holdings, Inc.
                  8.250%, 08/15/13                                     2,400,020
                  BE Aerospace, Inc.@
  2,654,000       8.875%, 05/01/11                                     2,803,287
  1,769,000       8.500%, 10/01/10                                     1,914,943
 14,156,000       CNH Global, NV
                  9.250%, 08/01/11                                    15,217,700
  1,327,000       Columbus McKinnon Corp.*
                  8.875%, 11/01/13                                     1,403,303
 14,598,000       Esterline Technologies
                  Corp.@
                  7.750%, 06/15/13                                    15,254,910
  3,097,000       Gardner Denver, Inc.
                  8.000%, 05/01/13                                     3,267,335
  1,327,000       GATX Corp.@
                  8.875%, 06/01/09                                     1,457,751
  3,512,000       General Cable Corp.@
                  9.500%, 11/15/10                                     3,757,840
  3,097,000       Greenbrier Companies, Inc.
                  8.375%, 05/15/15                                     3,244,107
    796,000       Hexcel Corporation
                  6.750%, 02/01/15                                       792,020
                  JLG Industries, Inc.
  6,724,000       8.250%, 05/01/08                                     7,110,630
  3,097,000       8.375%, 06/15/12@                                    3,344,760
  2,654,000       Legrand Holding, SA
                  8.500%, 02/15/25                                     3,251,150
  3,845,000       Manitowoc Company, Inc.
                  10.500%, 08/01/12                                    4,287,175
 11,501,000       Mobile Mini, Inc.
                  9.500%, 07/01/13                                    12,708,605
  4,424,000       Monitronics International,
                  Inc.
                  11.750%, 09/01/10                                    4,401,880
  2,654,000       Navistar International
                  Corp.@
                  7.500%, 06/15/11                                     2,640,730
  2,123,000       Orbital Sciences Corp.
                  9.000%, 07/15/11                                     2,287,532

                See accompanying notes to Schedule of Investments

                        CONVERTIBLE AND HIGH INCOME FUND

SCHEDULE OF INVESTMENTS JANUARY 31, 2006 (UNAUDITED)

 PRINCIPAL
   AMOUNT                                                               VALUE
-----------                                                         ------------
                  Sequa Corp.
$ 6,193,000       8.875%, 04/01/08                                  $  6,595,545
  1,769,000       9.000%, 08/01/09                                     1,928,210
                  Terex Corp.
  2,433,000       9.250%, 07/15/11                                     2,609,392
  1,677,000       7.375%, 01/15/14                                     1,693,770
  1,194,000       Trinity Industries, Inc.
                  6.500%, 03/15/14                                     1,196,985
  1,769,000       Wesco Distribution Inc.*@
                  7.500%, 10/15/17                                     1,808,803
                                                                    ------------
                                                                     115,039,763
                                                                    ------------

                  INFORMATION TECHNOLOGY (7.7%)
  8,847,000       Advanced Micro Devices,
                  Inc.
                  7.750%, 11/01/12                                     9,355,703
  2,424,000       Arrow Electronics, Inc.
                  6.875%, 06/01/18                                     2,540,902
    796,000       Avago Technologies*@
                  11.875%, 12/01/15                                      805,950
                  Celestica, Inc.
  7,520,000       7.625%, 07/01/13                                     7,388,400
  3,539,000       7.875%, 07/01/11@                                    3,583,238
  1,769,000       Flextronics International,
                  Ltd.@
                  6.500%, 05/15/13                                     1,791,113
  4,424,000       Freescale Semiconductor,
                  Inc.
                  7.125%, 07/15/14                                     4,700,500
  1,769,000   GBP Iron Mountain, Inc.*
                  7.250%, 04/15/14                                     3,088,041
  4,556,000       Lucent Technologies, Inc.
                  6.500%, 01/15/28                                     3,781,480
    376,000       Sanmina-SCI Corporation
                  8.125%, 03/01/16                                       381,640
  3,539,000       Stratus Technologies, Inc.
                  10.375%, 12/01/08                                    3,698,255
  7,609,000       SunGard Data Systems Inc.*@
                  9.125%, 08/15/13                                     7,951,405
  6,193,000       Telcordia Technologies*
                  10.000%, 03/15/13                                    5,697,560
 18,137,000       Xerox Corp.@
                  7.625%, 06/15/13                                    19,361,247
                                                                    ------------
                                                                      74,125,434
                                                                    ------------

                  MATERIALS (8.8%)
                  Aleris International, Inc.
  4,601,000       10.375%, 10/15/10                                    5,084,105
  3,412,000       9.000%, 11/15/14                                     3,582,600
  4,424,000       Ball Corp.
                  6.875%, 12/15/12                                     4,540,130
    885,000       Crown Holdings, Inc.*@
                  7.750%, 11/15/15                                       922,613
 16,828,000       Equistar Chemicals, LP
                  10.625%, 05/01/11                                   18,594,940
 11,369,000       Freeport-McMoRan Copper &
                  Gold, Inc.
                  10.125%, 02/01/10                                   12,505,900
    796,000       Gibraltar Industries, Inc.*
                  8.000%, 12/01/15                                       801,970
                  Ineos Group Holdings, PLC*
  5,308,000   EUR 7.875%, 02/07/16                                     6,450,014
$   885,000       8.500%, 02/15/16                                  $    886,106
  5,308,000       IPSCO, Inc.
                  8.750%, 06/01/13                                     5,838,800
  7,963,000       Neenah Paper, Inc.@
                  7.375%, 11/15/14                                     7,525,035
  2,654,000       Polyone Corp.@
                  10.625%, 05/15/10                                    2,836,462
  4,424,000       Sealed Air Corp.*
                  6.875%, 07/15/33                                     4,511,989
  1,769,000       Texas Industries, Inc.@
                  7.250%, 07/15/13                                     1,835,337
                  Union Carbide Corp.
  4,291,000       7.875%, 04/01/23                                     4,781,367
  2,875,000       7.500%, 06/01/25                                     3,114,669
  1,548,000       Westlake Chemical
                  Corporation
                  6.625%, 01/15/16                                     1,557,675
                                                                    ------------
                                                                      85,369,712
                                                                    ------------

                  TELECOMMUNICATION SERVICES (1.8%)
  5,308,000       AT&T Corp.@++
                  9.750%, 11/15/31                                     6,582,913
    619,000       Citizens Communications
                  Company
                  9.000%, 08/15/31                                       640,665
  6,193,000       Sprint Nextel Corporation
                  7.375%, 08/01/15                                     6,549,933
  3,981,000       Syniverse Technologies,
                  Inc.
                  7.750%, 08/15/13                                     4,060,620
                                                                    ------------
                                                                      17,834,131
                                                                    ------------

                  UTILITIES (3.4%)
  4,424,000       Centerpoint Energy, Inc.@
                  6.850%, 06/01/15                                     4,759,839
                  Edison International@
  5,308,000       9.875%, 04/15/11                                     6,183,820
  3,539,000       10.000%, 08/15/08                                    3,866,358
    885,000       NRG Energy, Inc.
                  7.375%, 02/01/16                                       903,806
  4,424,000       Public Service Enterprise
                  Group, Inc.
                  8.625%, 02/15/08                                     4,678,380
 11,148,000       Teco Energy, Inc.@
                  7.500%, 06/15/10                                    11,984,100
                                                                    ------------
                                                                      32,376,303
                                                                    ------------
                  TOTAL CORPORATE BONDS
                  (Cost $742,599,019)                                767,160,708
                                                                    ------------

CONVERTIBLE BONDS (17.3%)
                  CONSUMER DISCRETIONARY (1.9%)
  6,500,000       Lamar Advertising Company@
                  2.875%, 12/31/10                                     6,930,625
  2,125,000       Lions Gate Entertainment
                  Corp.
                  3.625%, 03/15/25                                     1,899,219
  9,000,000       Walt Disney Company@
                  2.125%, 04/15/23                                     9,247,500
                                                                    ------------
                                                                      18,077,344
                                                                    ------------

                See accompanying notes to Schedule of Investments

                        CONVERTIBLE AND HIGH INCOME FUND

SCHEDULE OF INVESTMENTS JANUARY 31, 2006 (UNAUDITED)

 PRINCIPAL
   AMOUNT                                                               VALUE
-----------                                                         ------------
                  ENERGY (1.4%)
$ 9,000,000       Cal Dive International, Inc.*
                  3.250%, 12/15/25                                  $ 13,826,250
                                                                    ------------
                  FINANCIALS (0.4%)
  3,250,000       Deutsche Bank, LUX (USA
                  Interactive)*++
                  4.450%, 05/01/12                                     4,233,125
                                                                    ------------
                  HEALTH CARE (3.2%)
 10,500,000       Emdeon Corp.*
                  3.125%, 09/01/25                                     9,292,500
  6,500,000       Invitrogen Corp.*
                  3.250%, 06/15/25                                     6,394,375
  8,000,000       LifePoint Hospitals, Inc.*@
                  3.250%, 08/15/25                                     6,800,000
  8,000,000       Wyeth++
                  4.239%, 01/15/24                                     8,332,000
                                                                    ------------
                                                                      30,818,875
                                                                    ------------
                  INDUSTRIALS (3.5%)
 11,500,000       GATX Corp.
                  7.500%, 02/01/07                                    14,403,750
  6,400,000       Lockheed Martin Corp.@++
                  4.090%, 08/15/33                                     7,013,120
  3,500,000       Quanta Services, Inc.
                  4.500%, 10/01/23                                     4,803,750
 13,000,000       Roper Industries, Inc.@++
                  1.481%, 01/15/34                                     7,296,250
                                                                    ------------
                                                                      33,516,870
                                                                    ------------
                  INFORMATION TECHNOLOGY (5.0%)
  6,500,000       Advanced Micro Devices, Inc.++
                  4.750%, 02/01/22                                    11,659,375
  4,000,000       CSG Systems International, Inc.
                  2.500%, 06/15/24                                     4,010,000
  5,500,000       DST Systems, Inc.@
                  4.125%, 08/15/23                                     7,019,375
  7,800,000       Liberty Media Corp.
                  3.500%, 01/15/31                                     8,112,000
  6,500,000       LSI Logic Corp.
                  4.000%, 05/15/10                                     6,605,625
  3,000,000       Openwave Systems, Inc.@
                  2.750%, 09/09/08                                     3,922,500
  6,800,000       Vishay Intertechnology, Inc.
                  3.625%, 08/01/23                                     7,029,500
                                                                    ------------
                                                                      48,358,375
                                                                    ------------
                  TELECOMMUNICATION SERVICES (0.3%)
                  Liberty Media Corp. (Sprint PCS Group)
  4,142,000       3.750%, 02/15/30                                     2,272,922
  1,974,000       4.000%, 11/15/29                                     1,174,530
                                                                    ------------
                                                                       3,447,452
                                                                    ------------
                  UTILITIES (1.6%)
  6,500,000       CenterPoint Energy, Inc.@
                  3.750%, 05/15/23                                     7,605,000
$ 3,500,000   GBP Scottish and Southern Energy, PLC
                  3.750%, 10/29/09                                  $  7,627,067
                                                                    ------------
                                                                      15,232,067
                                                                    ------------
                  TOTAL CONVERTIBLE BONDS
                  (Cost $156,323,120)                                167,510,358
                                                                    ------------

SYNTHETIC CONVERTIBLE SECURITIES (12.1%)
                  CORPORATE BONDS (10.3%)
                  CONSUMER DISCRETIONARY (2.3%)
    346,000       Asbury Automotive Group, Inc.
                  9.000%, 06/15/12                                       352,920
  1,153,000       Beazer Homes USA, Inc.
                  8.375%, 04/15/12                                     1,210,650
    576,000       Broder Bros. Co.
                  11.250%, 10/15/10                                      568,800
    576,000       DEX Media, Inc.
                  8.000%, 11/15/13                                       594,720
    202,000       DIRECTV Financing Company, Inc.
                  8.375%, 03/15/13                                       217,655
    726,000       EchoStar Communications Corp.*
                  7.125%, 02/01/16                                       719,647
    104,000       EchoStar DBS Corporation
                  6.625%, 10/01/14                                       101,400
  1,396,000   GBP EMI Group, PLC++
                  9.750%, 05/20/08                                     2,692,591
     92,000       General Motors Corp.
                  7.125%, 07/15/13                                        71,760
                  Goodyear Tire & Rubber Company@
    807,000       7.857%, 08/15/11                                       790,860
    576,000       7.000%, 03/15/28                                       483,840
    435,000       GSC Holdings Corp. (Gamestop, Inc.)*@
                  8.000%, 10/01/12                                       424,669
  1,072,000       Hasbro, Inc.
                  6.600%, 07/15/28                                     1,070,080
    726,000       Houghton Mifflin Company@
                  9.875%, 02/01/13                                       787,710
    461,000       IMAX Corp.
                  9.625%, 12/01/10                                       473,677
    576,000       Interpublic Group of Companies, Inc.
                  7.250%, 08/15/11                                       544,320
    576,000       Intrawest Corp
                  7.500%, 10/15/13                                       593,280
                  J.C. Penney Company, Inc.
    231,000       9.000%, 08/01/12                                       271,290
    173,000       7.650%, 08/15/16@                                      196,214
    519,000       Jarden Corp.
                  9.750%, 05/01/12                                       521,595
    370,000       Kellwood Company
                  7.625%, 10/15/17                                       333,488
    403,000       Landry's Restaurants, Inc.@
                  7.500%, 12/15/14                                       382,850
    346,000       Mandalay Resort Group@
                  7.625%, 07/15/13                                       365,030

                See accompanying notes to Schedule of Investments

                        CONVERTIBLE AND HIGH INCOME FUND

SCHEDULE OF INVESTMENTS JANUARY 31, 2006 (UNAUDITED)

 PRINCIPAL
   AMOUNT                                                               VALUE
-----------                                                          -----------
$   173,000       NCL Holding, ASA
                  10.625%, 07/15/14                                  $   181,866
  1,363,000       Oxford Industries, Inc.
                  8.875%, 06/01/11                                     1,402,186
    115,000       Pinnacle Entertainment, Inc.
                  8.250%, 03/15/12                                       119,600
    346,000       Rent-A-Center, Inc.
                  7.500%, 05/01/10                                       335,620
    432,000   CAD Rogers Cable, Inc.
                  7.250%, 12/15/11                                       390,478
    519,000   CAD Rogers Wireless, Inc.
                  7.625%, 12/15/11                                       488,677
  1,372,000       Royal Caribbean Cruises, Ltd.@
                  7.500%, 10/15/27                                     1,498,965
    576,000       Russell Corp.@
                  9.250%, 05/01/10                                       591,120
    991,000       Vail Resorts, Inc.
                  6.750%, 02/15/14                                     1,000,910
    807,000       Warnaco Group, Inc.@
                  8.875%, 06/15/13                                       867,525
                  Warner Music Group
    231,000   GBP 8.125%, 04/15/14                                       429,955
    231,000       7.375%, 04/15/14                                       231,578
                  WCI Communities, Inc.@
    749,000       7.875%, 10/01/13                                       734,020
    346,000       6.625%, 03/15/15                                       309,670
     58,000       William Lyon Homes, Inc.
                  10.750%, 04/01/13                                       60,320
    104,000       Wynn Las Vegas, LLC
                  6.625%, 12/01/14                                       101,790
                                                                     -----------
                                                                      22,513,326
                                                                     -----------
                  CONSUMER STAPLES (0.9%)
    231,000       Central Garden & Pet Company
                  9.125%, 02/01/13                                       243,705
    634,000       Chattem, Inc.
                  7.000%, 03/01/14                                       641,925
    519,000       Chiquita Brands International, Inc.
                  7.500%, 11/01/14                                       459,315
    652,000       Del Monte Foods Company
                  8.625%, 12/15/12                                       694,380
                  Dole Food Company, Inc.
    558,000       8.875%, 03/15/11                                       568,462
    514,000       8.625%, 05/01/09@                                      527,492
    260,000       Gold Kist, Inc.
                  10.250%, 03/15/14                                      289,900
    242,000       Herbalife, Ltd.
                  9.500%, 04/01/11                                       261,965
  1,556,000       Jean Coutu Group, Inc.@
                  8.500%, 08/01/14                                     1,489,870
    519,000       NBTY, Inc.*
                  7.125%, 10/01/15                                       489,158
    461,000       Pinnacle Foods Holding@
                  8.250%, 12/01/13                                       446,018
    738,000       Playtex Products, Inc.
                  8.000%, 03/01/11                                       794,272
    634,000       Revlon, Inc.
                  9.500%, 04/01/11                                       586,450
$   231,000       Smithfield Foods, Inc.@
                  7.750%, 05/15/13                                   $   243,994
    594,000       Spectrum Brands, Inc.@
                  8.500%, 10/01/13                                       512,325
                                                                     -----------
                                                                       8,249,231
                                                                     -----------
                  ENERGY (1.3%)
  1,037,000       Arch Western Finance, LLC@++
                  6.750%, 07/01/13                                     1,052,555
                  Chesapeake Energy Corp.@
    461,000       6.875%, 01/15/16                                       472,525
    231,000       7.750%, 01/15/15                                       246,593
    346,000       Comstock Resources, Inc.
                  6.875%, 03/01/12                                       344,703
    104,000       Energy Partners, Ltd.
                  8.750%, 08/01/10                                       107,900
    576,000       Forest Oil Corp.@
                  8.000%, 12/15/11                                       633,600
                  Giant Industries, Inc.
    692,000       8.000%, 05/15/14                                       723,140
    231,000       11.000%, 05/15/12@                                     258,143
  1,308,000       Houston Exploration Company
                  7.000%, 06/15/13                                     1,294,920
    530,000       KCS Energy, Inc.
                  7.125%, 04/01/12                                       533,975
    315,000       Lone Star Technologies, Inc.
                  9.000%, 06/01/11                                       333,506
    533,000       Paramount Resources Ltd.
                  8.500%, 01/31/13                                       555,652
                  Petroleo Brasileiro, SA@
    865,000       8.375%, 12/10/18                                       990,425
    576,000       9.125%, 07/02/13                                       678,816
  2,017,000       Premcor Refining Group, Inc.
                  7.500%, 06/15/15                                     2,149,418
    346,000       Swift Energy Company
                  7.625%, 07/15/11                                       359,840
    749,000       Whiting Petroleum Corp.
                  7.250%, 05/01/12                                       768,661
    692,000       Williams Companies, Inc.
                  7.750%, 06/15/31                                       754,280
                                                                     -----------
                                                                      12,258,652
                                                                     -----------
                  FINANCIALS (0.6%)
                  E*TRADE Financial Corporation
    876,000       7.375%, 09/15/13                                       897,900
    622,000       7.875%, 12/01/15                                       653,100
    161,000       8.000%, 06/15/11*                                      168,245
    553,000       Fairfax Financial Holdings, Ltd.@
                  7.750%, 04/26/12                                       525,350
                  Host Marriott Corp.@
  1,268,000       7.125%, 11/01/13                                     1,310,795
    242,000       9.250%, 10/01/07                                       257,730
  1,383,000       Leucadia National Corp.
                  7.000%, 08/15/13                                     1,383,000
                  Senior Housing Properties Trust
    576,000       8.625%, 01/15/12                                       635,040
    407,000       7.875%, 04/15/15                                       425,315
                                                                     -----------
                                                                       6,256,475
                                                                     -----------

                See accompanying notes to Schedule of Investments

                        CONVERTIBLE AND HIGH INCOME FUND

SCHEDULE OF INVESTMENTS JANUARY 31, 2006 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                                                VALUE
----------                                                           -----------
                 HEALTH CARE (0.9%)
$1,876,000       Ameripath, Inc.@
                 10.500%, 04/01/13                                   $ 1,988,560
 1,683,000       Bausch & Lomb, Inc.
                 7.125%, 08/01/28                                      1,792,978
   346,000       Beverly Enterprises, Inc.
                 7.875%, 06/15/14                                        382,330
    75,000       Bio-Rad Laboratories, Inc.
                 7.500%, 08/15/13                                         79,500
   259,000       Biovail Corp.
                 7.875%, 04/01/10                                        269,036
   104,000       DaVita, Inc.
                 7.250%, 03/15/15                                        105,170
    81,000       Omnicare, Inc.@
                 6.875%, 12/15/15                                         81,506
   501,000       Psychiatric Solutions, Inc.
                 7.750%, 07/15/15                                        521,040
   749,000       Quintiles Transnational
                 Corp.
                 10.000%, 10/01/13                                       835,135
 1,164,000       Tenet Healthcare Corp.*
                 9.250%, 02/01/15                                      1,146,540
   311,000       Valeant Pharmaceuticals
                 International
                 7.000%, 12/15/11                                        306,335
   807,000       Vanguard Health Systems,
                 Inc.
                 9.000%, 10/01/14                                        855,420
                                                                     -----------
                                                                       8,363,550
                                                                     -----------
                 INDUSTRIALS (1.5%)
   317,000       Accuride Corp.
                 8.500%, 02/01/15                                        317,000
   692,000       American Airlines, Inc.
                 7.250%, 02/05/09                                        681,620
   288,000       Armor Holdings, Inc.
                 8.250%, 08/15/13                                        312,480
                 BE Aerospace, Inc.@
   346,000       8.875%, 05/01/11                                        365,462
   231,000       8.500%, 10/01/10                                        250,058
 1,844,000       CNH Global, NV
                 9.250%, 08/01/11                                      1,982,300
   173,000       Columbus  McKinnon Corp.*
                 8.875%, 11/01/13                                        182,948
 1,902,000       Esterline Technologies
                 Corp.@
                 7.750%, 06/15/13                                      1,987,590
   403,000       Gardner Denver, Inc.
                 8.000%, 05/01/13                                        425,165
   173,000       GATX Corp.@
                 8.875%, 06/01/09                                        190,046
   458,000       General Cable Corp.@
                 9.500%, 11/15/10                                        490,060
   403,000       Greenbrier Companies, Inc.
                 8.375%, 05/15/15                                        422,142
   104,000       Hexcel Corporation
                 6.750%, 02/01/15                                        103,480
                 JLG Industries, Inc.
   876,000       8.250%, 05/01/08                                        926,370
   403,000       8.375%, 06/15/12@                                       435,240
   346,000       Legrand Holding, SA
                 8.500%, 02/15/25                                        423,850
$  501,000       Manitowoc Company, Inc.
                 10.500%, 08/01/12                                    $  558,615
 1,499,000       Mobile Mini, Inc.
                 9.500%, 07/01/13                                      1,656,395
   576,000       Monitronics International,
                 Inc.
                 11.750%, 09/01/10                                       573,120
   346,000       Navistar International
                 Corp.@
                 7.500%, 06/15/11                                        344,270
   277,000       Orbital Sciences Corp.
                 9.000%, 07/15/11                                        298,467
                 Sequa Corp.
   807,000       8.875%, 04/01/08                                        859,455
   231,000       9.000%, 08/01/09                                        251,790
                 Terex Corp.
   317,000       9.250%, 07/15/11                                        339,982
   218,000       7.375%, 01/15/14                                        220,180
   156,000       Trinity Industries, Inc.
                 6.500%, 03/15/14                                        156,390
   231,000       Wesco Distribution Inc.*@
                 7.500%, 10/15/17                                        236,198
                                                                     -----------
                                                                      14,990,673
                                                                     -----------
                 INFORMATION TECHNOLOGY (1.0%)
 1,153,000       Advanced Micro Devices,
                 Inc.
                 7.750%, 11/01/12                                      1,219,297
   316,000       Arrow Electronics, Inc.
                 6.875%, 06/01/18                                        331,240
   104,000       Avago Technologies*@
                 11.875%, 12/01/15                                       105,300
                 Celestica, Inc.
   980,000       7.625%, 07/01/13                                        962,850
   461,000       7.875%, 07/01/11@                                       466,763
   231,000       Flextronics International,
                 Ltd.@
                 6.500%, 05/15/13                                        233,888
   576,000       Freescale Semiconductor,
                 Inc.
                 7.125%, 07/15/14                                        612,000
   231,000   GBP Iron Mountain, Inc.*
                 7.250%, 04/15/14                                        403,243
   594,000       Lucent Technologies, Inc.
                 6.500%, 01/15/28                                        493,020
    49,000       Sanmina-SCI Corporation
                 8.125%, 03/01/16                                         49,735
   461,000       Stratus Technologies, Inc.
                 10.375%, 12/01/08                                       481,745
   991,000       SunGard Data Systems Inc.*@
                 9.125%, 08/15/13                                      1,035,595
   807,000       Telcordia Technologies*
                 10.000%, 03/15/13                                       742,440
 2,363,000       Xerox Corp.@
                 7.625%, 06/15/13                                      2,522,502
                                                                      ----------
                                                                       9,659,618
                                                                      ----------
                 MATERIALS (1.2%)
                 Aleris International, Inc.
   599,000       10.375%, 10/15/10                                       661,895
   445,000       9.000%, 11/15/14                                        467,250
   576,000       Ball Corp.
                 6.875%, 12/15/12                                        591,120

                See accompanying notes to Schedule of Investments

                        CONVERTIBLE AND HIGH INCOME FUND

SCHEDULE OF INVESTMENTS JANUARY 31, 2006 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                                                VALUE
----------                                                           -----------
$  115,000       Crown Holdings, Inc.*@
                 7.750%, 11/15/15                                    $   119,888
 2,192,000       Equistar Chemicals, LP
                 10.625%, 05/01/11                                     2,422,160
 1,481,000       Freeport-McMoRan Copper &
                 Gold, Inc.
                 10.125%, 02/01/10                                     1,629,100
   104,000       Gibraltar Industries, Inc.*
                 8.000%, 12/01/15                                        104,780
                 Ineos Group Holdings, PLC*
   692,000   EUR 7.875%, 02/07/16                                        840,883
   115,000       8.500%, 02/15/16                                        115,144
   692,000       IPSCO, Inc.
                 8.750%, 06/01/13                                        761,200
 1,037,000       Neenah Paper, Inc.@
                 7.375%, 11/15/14                                        979,965
   346,000       Polyone Corp.@
                 10.625%, 05/15/10                                       369,787
   576,000       Sealed Air Corp.*
                 6.875%, 07/15/33                                        587,456
   231,000       Texas Industries, Inc.@
                 7.250%, 07/15/13                                        239,663
                 Union Carbide Corp.
   559,000       7.875%, 04/01/23                                        622,881
   375,000       7.500%, 06/01/25                                        406,261
   202,000       Westlake Chemical
                 Corporation
                 6.625%, 01/15/16                                        203,263
                                                                     -----------
                                                                      11,122,696
                                                                     -----------
                 TELECOMMUNICATION SERVICES (0.2%)
   692,000       AT&T Corp.@++
                 9.750%, 11/15/31                                        858,209
    81,000       Citizens Communications
                 Company
                 9.000%, 08/15/31                                         83,835
   807,000       Sprint Nextel Corporation
                 7.375%, 08/01/15                                        853,512
   519,000       Syniverse Technologies,
                 Inc.
                 7.750%, 08/15/13                                        529,380
                                                                     -----------
                                                                       2,324,936
                                                                     -----------
                 UTILITIES (0.4%)
   576,000       Centerpoint Energy, Inc.@
                 6.850%, 06/01/15                                        619,726
                 Edison International@
   692,000       9.875%, 04/15/11                                        806,180
   461,000       10.000%, 08/15/08                                       503,642
   115,000       NRG Energy, Inc.
                 7.375%, 02/01/16                                        117,444
   576,000       Public Service Enterprise
                 Group, Inc.
                 8.625%, 02/15/08                                        609,120
 1,452,000       Teco Energy, Inc.@
                 7.500%, 06/15/10                                      1,560,900
                                                                     -----------
                                                                       4,217,012
                                                                     -----------
                 TOTAL CORPORATE BONDS                                99,956,169
                                                                     -----------

NUMBER OF
CONTRACTS                                                                VALUE
---------                                                             ----------
                 OPTIONS (1.8%)
                 Consumer Discretionary (0.3%)
    600          eBay, Inc.#
                 Call, 01/20/07, Strike
                 42.50                                                $  396,000
    130          Garmin, Ltd.#
                 Call, 01/19/08, Strike
                 65.00                                                   162,500
    150          Lowe's Companies, Inc.#
                 Call, 01/19/08, Strike
                 70.00                                                   119,250
    250          Office Depot, Inc.#
                 Call, 01/19/08, Strike
                 30.00                                                   207,500
    215          Tiffany & Co.#
                 Call, 01/19/08, Strike
                 40.00                                                   134,375
  2,900          YUM! Brands, Inc.#
                 Call, 01/20/07, Strike
                 50.00                                                 1,421,000
                                                                      ----------
                                                                       2,440,625
                                                                      ----------
                 CONSUMER STAPLES (0.1%)
    640          Kroger Company#
                 Call, 01/19/08, Strike
                 20.00                                                   153,600
    260          PepsiCo, Inc.#
                 Call, 01/19/08, Strike
                 60.00                                                   131,300
                                                                      ----------
                                                                         284,900
                                                                      ----------
                 ENERGY (0.3%)
     95          Anadarko Petroleum Corp.#
                 Call, 01/19/08, Strike
                 95.00                                                   265,050
    130          BJ Services Company#
                 Call, 01/19/08, Strike
                 40.00                                                   117,000
    125          Devon Energy (Chevron)
                 Corp.#
                 Call, 01/19/08, Strike
                 65.00                                                   201,250
    130          Diamond Offshore Drilling,
                 Inc.#
                 Call, 01/19/08, Strike
                 70.00                                                   336,700
    105          Nabors Industries Ltd.#
                 Call, 01/19/08, Strike
                 75.00                                                   219,450
    125          Petroleo Brasileiro, SA#
                 Call, 01/19/08, Strike
                 70.00                                                   415,625
    100          Schlumberger, Ltd.#
                 Call, 01/19/08, Strike
                 100.00                                                  408,500
     90          Sunoco, Inc.#
                 Call, 01/19/08, Strike
                 75.00                                                   290,700
    200          Weatherford International,
                 Ltd.#
                 Call, 01/19/08, Strike
                 35.00                                                   302,000
    150          XTO Energy, Inc.#
                 Call, 01/19/08, Strike
                 45.00                                                   188,250
                                                                      ----------
                                                                       2,744,525
                                                                      ----------
                 FINANCIALS (0.2%)
    235          Aon Corp.#
                 Call, 01/19/08, Strike
                 35.00                                                   138,650
    600          Charles Schwab Corp.#
                 Call, 01/19/08, Strike
                 15.00                                                   171,000
     20          Chicago Mercantile
                 Exchange Holdings, Inc.#
                 Call, 01/19/08, Strike
                 360.00                                                  254,900
    175          CIT Group, Inc.#
                 Call, 01/19/08, Strike
                 50.00                                                   184,625
    325          E*TRADE Financial
                 Corporation#
                 Call, 01/19/08, Strike
                20.00                                                    237,250

                See accompanying notes to Schedule of Investments

                        CONVERTIBLE AND HIGH INCOME FUND

SCHEDULE OF INVESTMENTS January 31, 2006 (UNAUDITED)

NUMBER OF
CONTRACTS                                                              VALUE
---------                                                          ------------
       80       Goldman Sachs Group, Inc.#
                Call, 01/19/08, Strike 130.00                      $    233,200
       90       Legg Mason, Inc.#
                Call, 01/20/07, Strike 120.00                           206,550
       70       Lehman Brothers
                Holdings, Inc.#
                Call, 01/19/08, Strike 125.00                           230,650
      175       Merrill Lynch & Company, Inc.#
                Call, 01/19/08, Strike 70.00                            248,500
      130       Prudential Financial, Inc.#
                Call, 01/19/08, Strike 75.00                            156,000
      230       St. Paul Travelers
                Companies, Inc.#
                Call, 01/19/08, Strike 45.00                            165,600
      230       State Street Corp.#
                Call, 01/19/08, Strike 60.00                            211,600
                                                                   ------------
                                                                      2,438,525
                                                                   ------------
                HEALTH CARE (0.2%)
      100       Aetna, Inc.#
                Call, 01/19/08, Strike 100.00                           179,000
       90       Allergan, Inc.#
                Call, 01/19/08, Strike 110.00                           220,500
      230       AmerisourceBergen Corp.#
                Call, 01/19/08, Strike 40.00                            220,800
      100       Express Scripts, Inc.#
                Call, 01/19/08, Strike 90.00                            196,000
      270       Health Net, Inc.#
                Call, 01/19/08, Strike 55.00                            116,100
       76       Omnicare, Inc.#
                Call, 01/19/08, Strike 60.00                             53,580
      215       Teva Pharmaceutical
                Industries, Ltd.#
                Call, 01/19/08, Strike 45.00                            132,225
                UnitedHealth Group, Inc.#
    1,600       Call, 01/19/08, Strike 70.00                          1,136,000
      125       Call, 01/19/08, Strike 60.00                            143,750
                                                                   ------------
                                                                      2,397,955
                                                                   ------------
                INDUSTRIALS (0.1%)
      116       Burlington Northern Santa Fe Corp.#
                Call, 01/19/08, Strike 60.00                            281,880
                                                                   ------------

                INFORMATION TECHNOLOGY (0.4%)
      200       Advanced Micro Devices, Inc.#
                Call, 01/19/08, Strike 25.00                            424,000
      225       Agilent Technologies, Inc.#
                Call, 01/19/08, Strike 35.00                            138,375
       85       Apple Computer, Inc.#
                Call, 01/19/08, Strike 75.00                            176,800
      500       Electronic Data Systems Corp.#
                Call, 01/19/08, Strike 25.00                            217,500
       15       Google, Inc.#
                Call, 01/19/08, Strike 430.00                           177,900
      335       Hewlett-Packard Company #
                Call, 01/19/08, Strike 30.00                            219,425
      195       Intuit, Inc.#
                Call, 01/19/08, Strike 55.00                            157,950
      120       Marvell Technology Group, Ltd.#
                Call, 01/19/08, Strike 65.00                            250,800
      415       Micron Technology, Inc.#
                Call, 01/19/08, Strike 12.50                       $    188,825
      330       Motorola, Inc.#
                Call, 01/19/08, Strike 22.50                            151,800
      230       National Semiconductor Corp.#
                Call, 01/19/08, Strike  25.00                           189,750
    5,100       Nokia Corp.#
                Call, 01/20/07, Strike 15.00                          2,142,000
      175       NVIDIA Corp.#
                Call, 01/19/08, Strike 35.00                            288,750
      310       Paychex, Inc.#
                Call, 01/19/08, Strike 40.00                            124,000
       90       Sandisk Corp.#
                Call, 01/19/08, Strike 65.00                            207,900
                                                                   ------------
                                                                      5,055,775
                                                                   ------------
                MATERIALS (0.1%)
      190       Freeport-McMoRan Copper &
                Gold, Inc.#
                Call, 01/19/08, Strike 55.00                            319,200
      340       Goldcorp, Inc.#
                Call, 01/20/07, Strike 20.00                            302,600
      343       Harmony Gold Mining Co, Ltd.#
                Call, 01/19/08, Strike 15.00                            246,960
       55       Phelps Dodge Corp.#
                Call, 01/19/08, Strike 145.00                           247,500
                                                                   ------------
                                                                      1,116,260
                                                                   ------------
                TELECOMMUNICATION SERVICES (0.1%)
      230       America Movil S.A. de C.V.#
                Call, 01/19/08, Strike 30.00                            209,300
      300       American Tower Corp.#
                Call, 01/19/08, Strike 27.50                            231,000
      220       Crown Castle International Corp.#
                Call, 01/19/08, Strike 25.00                            232,100
      150       NII Holdings, Inc.#
                Call, 01/19/08, Strike 45.00                            206,250
                                                                   ------------
                                                                        878,650
                                                                   ------------
                   TOTAL OPTIONS                                     17,639,095
                                                                   ------------
                TOTAL SYNTHETIC
                CONVERTIBLE SECURITIES
                (Cost $112,593,724)                                 117,595,264
                                                                   ------------

NUMBER OF
  SHARES                                                                VALUE
---------                                                            ----------
CONVERTIBLE PREFERRED STOCKS (31.2%)

                CONSUMER DISCRETIONARY (3.6%)
1,067,300       Ford Motor Company Capital
                Trust II
                6.500%                                               34,313,695
                                                                     ----------
                CONSUMER STAPLES (3.0%)
1,190,000       Albertson's, Inc.
                7.250%                                               29,214,500
                                                                     ----------
                ENERGY (3.3%)
  125,000       Amerada Hess Corp.
                7.000%                                               16,293,750

               See accompanying notes to Schedule of Investments

                        CONVERTIBLE AND HIGH INCOME FUND

SCHEDULE OF INVESTMENTS JANUARY 31, 2006 (UNAUDITED)

 NUMBER OF
  SHARES                                                                VALUE
----------                                                          ------------
   102,700       Chesapeake Energy Corp.*
                 5.000%                                             $ 15,494,862
                                                                    ------------
                                                                      31,788,612
                                                                    ------------
                 FINANCIALS (13.9%)
   635,000       Chubb Corp.
                 7.000%                                               21,323,300
19,000,000       Fortis, NV (Assurant)*
                 7.750%                                               23,583,750
   215,000       Hartford Financial
                 Services Group, Inc.
                 7.000%                                               15,811,100
   350,000       Lazard, Ltd.
                 6.625%                                               11,431,000
   450,000       Lehman Brothers
                 Holdings, Inc.
                 6.250%                                               11,673,000
   230,000       Merrill Lynch & Company,
                 Inc.
                 6.750%                                                9,487,500
   325,000       Metlife, Inc.
                 6.375%                                                8,937,500
   570,000       National Australia Bank,
                 Ltd.
                 7.875%                                               24,333,300
   150,000       Washington Mutual, Inc.
                 5.375%                                                8,175,000
                                                                    ------------
                                                                     134,755,450
                                                                    ------------
                 HEALTH CARE (2.7%)
   370,000       Baxter International, Inc.
                 7.000%                                               19,077,200
   145,000       Schering-Plough Corp.
                 6.000%                                                7,435,600
                                                                    ------------
                                                                      26,512,800
                                                                    ------------
                 INDUSTRIALS (1.1%)
 3,000,000   GBP BAE Systems, PLC
                 7.750%                                               10,759,149
                                                                    ------------
                 UTILITIES (3.6%)
    80,000       Southern Union Company
                 5.000%                                                4,044,000
   375,000       TXU Corp.
                 8.125%                                               30,637,500
                                                                    ------------
                                                                      34,681,500
                                                                    ------------
                 TOTAL CONVERTIBLE
                 PREFERRED STOCKS
                 (Cost $278,313,186)                                 302,025,706
                                                                    ------------

 PRINCIPAL
   AMOUNT                                                             VALUE
-----------                                                      --------------
SHORT-TERM INVESTMENTS (3.0%)
$ 4,242,000       Citigroup, Inc.
                  4.420%, 02/01/06                                    4,242,000
 25,000,000       UBS Finance, Inc.
                  4.420%, 02/01/06                                   25,000,000
                                                                 --------------
                  TOTAL SHORT-TERM
                  INVESTMENTS
                  (Cost $29,242,000)                                 29,242,000
                                                                 --------------

INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (19.3%)
$186,803,173      Bank of New York
                  Institutional Cash Reserve Fund
                  current rate 4.528%
                  (Cost $186,803,173)                            $  186,803,173
                                                                 --------------
TOTAL INVESTMENTS (162.1%)
(Cost $1,505,874,222)                                             1,570,337,209
                                                                 --------------
PAYABLE UPON RETURN OF SECURITIES ON
LOAN (-19.3%)                                                      (186,803,173)
                                                                 --------------
OTHER ASSETS, LESS LIABILITIES (1.6%)                               15,743,209
                                                                 --------------
PREFERRED SHARES AT REDEMPTION VALUE
INCLUDING DIVIDENDS PAYABLE (-44.4%)                               (430,306,401)
                                                                 --------------
NET ASSETS APPLICABLE TO COMMON
SHAREHOLDERS (100.0%)                                            $  968,970,844
                                                                 --------------

NOTES TO SCHEDULE OF INVESTMENTS

Note: Market values for securities denominated in foreign currencies are shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date shown on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

* 144A securities are those that are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are generally issued to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is exempt from registration (e.g. a sale to another QIB), or the security must be registered for public sale. At January 31, 2006, the market value of 144A securities that could not be exchanged to the registered form is $99,991,470 or 10.3% of net assets.

@    Security, or portion of security, is on loan.

#    Non-income producing security.

++ Variable rate security. The interest rate shown is the rate in effect at January 31, 2006.

FOREIGN CURRENCY ABBREVIATIONS
CAD Canadian Dollar
EUR European Monetary Unit
GBP British Pound Sterling

               See accompanying notes to Schedule of Investments

                  NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)

NOTE 1

PORTFOLIO VALUATION. In computing the Fund's net asset value, portfolio securities that are traded on a securities exchange in the United States, except for option securities, are valued at the last reported sale price as of the time of valuation, or lacking any current reported sale at the time of valuation, at the mean between the most recent bid and asked quotations. Each option security traded on a securities exchange in the United States is valued at the last current reported sale price as of the time of valuation if the last current reported sale price falls within the consolidated bid/ask quote for the option security. If the last current reported sale price as of the time of valuation does not fall within the consolidated bid/ask quote for the option security, the security is valued at the mid-point of the consolidated bid/ask quote for the option security. Each security traded in the over-the-counter market and quoted on the NASDAQ National Market System, is valued at the NASDAQ Official Closing Price ("NOCP"), as determined by NASDAQ, or lacking an NOCP, the last current reported sale price as of the time of valuation by NASDAQ, or lacking any current reported sale on NASDAQ at the time of valuation, at the mean between the most recent bid and asked quotations. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued by the counterparty, or if the counterparty's price is not readily available then by using the Black-Scholes method. Each other security traded over-the-counter is valued at the mean between the most recent bid and asked quotations. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates market value.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of the fair value of the security, the security is priced at a fair value following procedures and/or guidelines approved by the Board of Trustees, which may include utilizing a systematic fair valuation model provided by an independent pricing system. The Fund may also use fair value pricing if the value of a security it holds is, pursuant to Board of Trustees' guidelines, materially affected by events occurring before the Fund's pricing time but after the close of the primary market or exchange on which the security is traded. These procedures may utilize valuations furnished by pricing services approved by the Board of Trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. When fair value pricing is employed, the value of the portfolio security used to calculate the Fund's net asset value may differ from quoted or official closing prices.

Securities that are principally traded in a foreign market are valued at the last current sale price at the time of valuation or lacking any current or reported sale, at the time of valuation, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the New York Stock Exchange ("NYSE") is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund's net asset value is not calculated. As stated above, if the market prices are not readily available or are not reflective of the fair value of the security, the security will be priced at a fair value following procedures approved by the Board of Trustees. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate.

INVESTMENT TRANSACTIONS. Short-term investment transactions are recorded on a trade date basis. Long-term investment transactions are recorded on a trade date plus one basis, except for fiscal quarter ends, which are recorded on trade date.

FOREIGN CURRENCY TRANSLATION. Except for securities of foreign issuers valued by a pricing service, values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate selected by the advisor from rates quoted by any major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

OPTION TRANSACTIONS. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option among others, is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of purchased call options is increased by premiums paid. The proceeds from securities sold through the exercise of purchased put options are decreased by the premiums paid.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized again or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

NOTE 2

INVESTMENTS. The following information is presented on an income tax basis as of January 31, 2006. Differences between amounts for financial statements and Federal income tax purposes are primarily due to timing differences.

The cost basis of investments for Federal income tax purposes at January 31, 2006 was as follows:

Cost basis of investments                    $1,512,310,335
                                             --------------
Gross unrealized appreciation                    95,443,337
Gross unrealized depreciation                   (37,416,463)
                                             --------------
Net unrealized appreciation (depreciation)   $   58,026,874
                                             ==============

NOTE 3

SYNTHETIC CONVERTIBLE SECURITIES. The Fund may establish a "synthetic" convertible instrument by combining separate securities that possess the economic characteristics similar to a convertible security, i.e., fixed-income securities ("fixed-income component") and the right to acquire equity securities ("convertible component"). The fixed-income component is achieved by investing in non-convertible, fixed income securities such as bonds, preferred stocks and money market instruments. The convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. In establishing a synthetic instrument, the Fund may pool a basket of fixed-income securities and a basket of warrants or options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

The Fund may purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security. Different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

NOTE 4

PREFERRED SHARES. There are unlimited shares of Auction Rate Cumulative Preferred Shares ("Preferred Shares") authorized. The Preferred Shares have rights as determined by the Board of Trustees. The 17,200 Preferred Shares outstanding consist of six series, 3,000 shares of M, 3,000 shares of TU, 3,000 shares of W, 3,000 shares of TH, 3,000 shares of F, and 2,200 shares of A. The Preferred Shares have a liquidation value of $25,000 per share plus any accumulated but unpaid dividends, whether or not declared.

Dividends on the Preferred Shares are cumulative at a rate typically reset every seven or twenty-eight days based on the results of an auction. Dividend rates ranged from 3.59% to 4.61% for the period ended January 31, 2006. Under the Investment Company Act of 1940, the Fund may not declare dividends or make other distributions on shares of common stock or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding Preferred Shares would be less than 200%.

The Preferred Shares are redeemable at the Fund's option, in whole or in part, on any dividend payment date at $25,000 per share plus any accumulated but unpaid dividends. The Preferred Shares are also subject to mandatory redemption at $25,000 per share plus any accumulated but unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of the Fund as set forth in the Statement of Preferences are not satisfied.

The holders of Preferred Shares have voting rights equal to the holders of common stock (one vote per share) and will vote together with holders of shares of common stock as a single class except on matters affecting only the holders of Preferred Shares or the holders of common shares.

NOTE 5

INTEREST RATE TRANSACTIONS. The Fund may enter into interest rate swap or cap transactions to attempt to protect itself from increasing dividend or interest expense on its leverage resulting from increasing short-term interest rates. A decline in interest rates may result in a decline in the value of the swap or cap, which may result in a decline in the Fund's net asset value. In addition, if the counterparty to an interest rate swap or cap defaults, the Fund would not be able to use the anticipated receipts under the swap or cap to offset the dividend or interest payments on the Fund's leverage. At the time an interest rate swap or cap reaches its scheduled termination, there is a risk that the Fund would not be able to obtain a replacement transaction or that the terms of the replacement would not be as favorable as on the expiring transaction. In addition, if the Fund is required to terminate any swap or cap early due to the Fund failing to maintain a required 200% asset coverage of the liquidation value of the outstanding Preferred Shares or the Fund loses its credit rating on its Preferred Shares, then the Fund could be required to make a termination payment, in addition to redeeming all or some of the Preferred Shares. Net unrealized gains are reported as an asset and net unrealized losses are reported as a liability on the Statement of Assets and Liabilities. The change in the value of the swaps, including periodic amounts of interest to be paid or received on swaps is reported as unrealized gains or losses in the Statement of Operations. A realized gain or loss is recorded upon payment or termination of swap agreements. Details of the swap agreements outstanding as January 31, 2006 were as follows:

                                                                                   Unrealized
                  Termination       Notional      Fixed Rate    Floating Rate     Appreciation
Counterparty         Date         Amount (000)   (Fund Pays)   (Fund Receives)   (Depreciation
------------   ----------------   ------------   -----------   ---------------   -------------
Citibank NA    October 27, 2006     $100,000        2.80%        1month LIBOR      $1,482,856
Citibank NA    October 27, 2007      200,000        3.27%        1month LIBOR       5,261,058
Citibank NA    October 27, 2008      100,000        3.65%        1month LIBOR       3,022,445
                                                                                   ----------
                                                                                   $9,766,359
                                                                                   ==========

NOTE 6

SECURITIES LENDING. During the period ended January 31, 2006, the Fund lent certain of its securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. The Fund continues to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Fund may pay reasonable fees to persons unaffiliated with the Fund for services in arranging these loans. The Fund has the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. The Fund does not have the right to vote the securities during the existence of the loan but could call the loan in an attempt to permit voting of the securities in certain circumstances. Upon return of the securities loaned, the cash or cash equivalent collateral will be returned to the borrower. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) the expenses of enforcing its rights. In an effort to reduce these risks, Calamos Advisors LLC and the security lending agent will monitor the creditworthiness of the firms to which the Fund lends securities. At January 31, 2006, the Fund had securities valued at $182,404,060 that were on loan to broker-dealers and banks and $186,803,172 in cash or cash equivalent collateral.

ITEM 2. CONTROLS AND PROCEDURES.

a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)  Certification of Principal Executive Officer.

(b)  Certification of Principal Financial Officer.

                                   SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Convertible and High Income Fund


By: /s/ John P. Calamos, Sr.
    ---------------------------------
Name: John P. Calamos, Sr.
Title: Principal Executive Officer
Date: March 30, 2006


By: /s/ Patrick H. Dudasik
    ---------------------------------
Name: Patrick H. Dudasik
Title: Principal Financial Officer
Date: March 30, 2006

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Convertible and High Income Fund


By: /s/ John P. Calamos, Sr.
    ---------------------------------
Name: John P. Calamos, Sr.
Title: Principal Executive Officer
Date: March 30, 2006


By: /s/ Patrick H. Dudasik
    ---------------------------------
Name: Patrick H. Dudasik
Title: Principal Financial Officer
Date: March 30, 2006